Commitments and Contingencies (Details) (Predecessor, USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012
Arrangement | Counterparty under agreement to purchase LCSS assets
Commitments and contingencies
Maximum amount of fund raised by counterparty to purchase LCSS assets				$ 50,000
LCSS assets sold to counterparty		3,150	4,700
Percentage of target IRR above original target IRR paid by counterparty	3.50%	3.50%
Borrowing Agreement | Counterparty under agreement to purchase LCSS assets
Commitments and contingencies
Maximum borrowing capacity of counterparty	11,300	11,300
Amount owed by counterparty	9,008	8,637	9,100
Annual rate of interest for counterparty borrowing (as a percent)	5.35%	5.35%
VIE | SRF6
Commitments and contingencies
Outstanding balance in hedge breakage reserve account	$ 3,682	$ 11,847	$ 8,305
Percentage of securitization notes on which lender has right of first refusal to purchase at current market terms	25.00%	25.00%